Subsequent Events	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2021
Subsequent Events

Note 19—Subsequent Events

The Company has evaluated subsequent events for appropriate disclosures through June 30, 2021, the date that the consolidated financial statements were available to be issued. All subsequent events requiring recognition as of March 31, 2021 have been incorporated in these financial statements.

Option Vants Transaction

On May 1, 2021, the Company entered into an Asset Purchase Agreement with Sumitomo and its subsidiary Sumitomo Pharmaceuticals (Suzhou) Co., Ltd. (“SPC”) (the “Asset Purchase Agreement”). The transactions contemplated by the Asset Purchase Agreement closed in June 2021. Pursuant to the Asset Purchase Agreement: (i) Sumitomo terminated all of its existing options to acquire the Company’s equity interests in the Option Vants; (ii) the Company transferred and assigned to SPC all of its intellectual property, development and commercialization rights for (a) lefamulin in Mainland China, Taiwan, Hong Kong, and Macau (collectively “Greater China”), (b) vibegron in Mainland China, (c) rodatristat ethyl in Greater China and South Korea and (d) RVT-802 in Greater China and South Korea; (iii) we will receive a $5.0 million cash payment; and (iv) Sumitomo entered into an agreement with the Company to pursue future collaborations with Genevant.

Dermavant

On May 14, 2021, Dermavant entered into a $160.0 million revenue interest purchase and sale agreement (the “RIPSA”) for its investigational product tapinarof with three institutional investors. Under the terms of the RIPSA, the participants purchased a capped single-digit revenue interest in net sales of tapinarof for all dermatological indications in the United States in exchange for $160.0 million in committed funding to be paid to Dermavant, subject to approval of tapinarof by the FDA.

Dermavant concurrently entered into a $40.0 million senior secured credit facility (the “Credit Facility”) with one of the institutional investors. The Credit Facility has a five-year maturity and bears an interest rate of 10% per annum. In connection with the funding of the Credit Facility, Dermavant issued to the institutional investor a warrant to purchase 1,199,072 common shares of Dermavant at an exercise price of $0.01 per common share.

The proceeds from the Credit Facility were used to repay all amounts outstanding under the loan and security agreement with Hercules, with the remainder of net proceeds used for working capital and general corporate purposes. The Company reclassified $3.1 million on the consolidated balance sheets as of March 31, 2021 from current to long-term given that Dermavant had the intent and ability to refinance the short-term obligation on a long-term basis after March 31, 2021 and before the financial statements were issued.

Datavant

In June 2021, Datavant and CIOX Health, LLC entered into a definitive agreement to merge the two companies.

The merger is subject to regulatory approvals and is expected to close in the third quarter of 2021.

Montes Archimedes Acquisition Corp.
Subsequent Events

Note 9—Subsequent Events

Management has evaluated subsequent events and transactions that occurred after the balance sheet date through the date the balance sheet was available for issuance. Based on this evaluation, the Company identified the following subsequent events for disclosure.

On May 1, 2021, the Company entered into a business combination agreement (the “Business Combination Agreement”) with Roivant Sciences Ltd., a Bermuda exempted limited company (“Roivant”), and Rhine Merger Sub, Inc., a Delaware corporation (“Merger Sub”). The Business Combination Agreement and the transactions contemplated thereby (collectively, the “Business Combination”) were approved by the boards of directors of each of MAAC, Roivant and Merger Sub, the requisite shareholders of Roivant and Roivant in its capacity as the sole stockholder of Merger Sub. The Business Combination is expected to close (the “Closing”) in the third quarter of 2021, subject to the required approvals by MAAC’s stockholders and the fulfillment of other closing conditions.

Note 11—Subsequent Events

Management has evaluated subsequent events to determine if events or transactions occurring through March 22, 2021, the date the financial statements were available for issuance, require potential adjustment to or disclosure in the financial statements and has concluded that all such events that would require recognition or disclosure have been recognized or disclosed.